Subordinated borrowings (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Subordinated Borrowings
	Coupon rate		Coupon date		Year of next call		2018		2017
Fixed floating subordinated notes
EUR 700 million		4%		Annually, April 25		2024		696		695
USD 800 million		5,5%		Semi-annually, April 11		2028		693		-
Non-cumulative subordinated notes
USD 525 million		8%		Quarterly, February 15		Called in 2018		-		69
At December 31

Aegon N.V [member]
Statement [LineItems]
Summary of Subordinated Borrowings

	Coupon rate	Coupon date	Year of next call	2018	2017
Fixed floating subordinated notes
EUR 700 million	4%	Annually, April 25	2024	696	695

USD 800 million	5.5%	Semi-annualy, April 11	2028	693	-

Non-cumulative subordinated notes
USD 525 million	8%	Quarterly, February 15	Called in 2018	-	69
At December 31				1,389	764